Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Line Items]
Finite and indefinite lived intangible assets acquired	¥ 146,023
Acquired finite lived intangible assets subject to amortization	145,596
Aggregate amortization expense for intangible assets	¥ 110,819	¥ 109,452	¥ 123,450